Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent Events

30. Subsequent events

Entry into a Material Agreement

On February 16, 2025, the Company entered into a purchase agreement to acquire 100% equity in Hongkong Starlux Intelligent Technology, a blockchain technology company focused on blockchain security and the application of blockchain technology. As of the date of this report, this acquisition has not consummated yet.

Entry into an Asset Acquisition Agreement

On December 16, 2025, the Company entered into a real estate purchase agreement to acquire a commercial real property located in Hubei, China, for an aggregate purchase price of approximately RMB24.6 million (US$3.5 million) from a certain non-U.S. Person. The Company agreed to issue an aggregate of 63,600,000,000 Class A ordinary shares, par value $0.00005 per share, to acquire the property.

On January 27, 2026, the Company consummated the property acquisition upon the satisfaction of all closing conditions set forth in the purchase agreement.

Entry into Material Agreement

On December 29, 2025, the Company entered into a securities purchase agreement with certain non-U.S. Persons, The Company agreed to sell up to an aggregate of 300,000 units, each unit consisting of 60,000 Shares and one warrant to purchase 60,000 Shares, at the price of $3.00 per unit to the Investors, for gross proceeds of $900,000. The Company plans to use the net proceeds from this Offering for working capital and general corporate purposes.

On January 27, 2026, the transaction contemplated by the securities purchase agreement consummated when all the closing conditions of the agreement have been satisfied and the Company issued the Shares to the investor pursuant to the agreement.

Capital Reduction and the Share Sub-Division

The Company’s 2025 annual general meeting was held on March 18, 2026 and resolution of Capital Reduction and the Share Sub-Division was approved. The par value of each authorized and issued share in the capital of the Company be reduced from US$0.00005 per share to US$0.0000005 per share such that the issued share capital be reduced by cancelling the paid-up capital of the Company to the extent of US$0.0000495 on each of the then issued shares of the Company.

Immediately following the capital reduction and the share sub-division, the authorized share capital of the Company changed from US$40,000,000 divided into (i) 780,000,000,000 Class A Ordinary Shares of a par value of US$0.00005 each, and (ii) 20,000,000,000 Class B Ordinary Shares of a par value of US$0.00005 each to US$400,000 divided into (i) 780,000,000,000 Class A Ordinary Shares of a par value of US$0.0000005 each (the “New Class A Ordinary Shares”), and (ii) 20,000,000,000 Class B Ordinary Shares of a par value of US$0.0000005 each (the “New Class B Ordinary Shares”) by cancelling the excess authorized but unissued shares in the authorized share capital of the Company, and of which 174,077,555,803 New Class A Ordinary Shares and 512,232,237 New Class B Ordinary Shares are issued and are fully paid up and the remainder are unissued.

NYSE American Compliance Deficiencies

On October 14, 2025, the Company received an additional notice from NYSE American indicating that the Company is not in compliance with the continued listing standards of NYSE American. The Company was below compliance with Section 1003(a)(ii) of the Company Guide since it reported stockholders’ equity of RMB 28 million (approximately USD$3.8 million based on an exchange rate of RMB 7.2993 to US$1.00) as of December 31, 2024, and losses from continuing operations and/or net losses in three of its four most recent fiscal years ended December 31, 2024. The Company was also not currently eligible for any exemption in Section 1003(a) of the Company Guide from the stockholders’ equity requirements. The Company submitted a compliance plan and was given until April 14, 2027 to regain compliance.

On January 2, 2026, the Company received notice from NYSE American that it was not in compliance with the continued listing standards under Section 1007 of the NYSE American Company Guide due to its failure to timely furnish a Form 6-K containing its interim financial information for the period ended June 30, 2025. The required filing was not submitted by the applicable deadline of December 31, 2025, and the Company was afforded a cure period to regain compliance. The Company subsequently filed its Form 6-K containing the interim financial information for the six-months ended June 30, 2025 on March 13, 2026.

On January 16, 2026, the Company received a warning letter from NYSE American indicating that it was not in compliance with Section 401(a) of the NYSE American Company Guide, which requires timely disclosure of material information. The warning letter relates to the Company’s filing of a Form 6-K with the Securities and Exchange Commission on January 9, 2026, disclosing a material purchase of real estate and the execution of an agreement relating to a material sale of the Company’s securities. The Exchange determined that in disclosing material information on January 9, 2026 regarding material transactions entered into on December 16, 2025 and December 29, 2025, the Company failed to comply with Section 401(a) of the Company Guide. While the warning letter did not immediately affect the Company’s listing status, it reflects deficiencies in the Company’s disclosure controls and procedures and may subject the Company to increased regulatory scrutiny.